Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (585,522)	$ (84,893)	¥ (219,114)	¥ (56,940)
Interest received	4,826	700
Net cash used in operating activities	(580,696)	(84,193)	(219,114)	(56,940)
Cash flows from investing activities
Purchase of property, plant and equipment	(17,132)	(2,483)	(606)
Purchase of financial assets at fair value through profit or loss	(5,000)	(725)	(5,000)
Purchase of financial assets at fair value through other comprehensive income	(139,203)	(20,183)
Net cash flows used in investing activities	(161,335)	(23,391)	(5,606)
Cash flows from financing activities
Borrowings from banks	503,155	72,951
Interests paid	(9,537)	(1,383)	(193)
Payments of principal portion of lease liabilities	(6,834)	(991)	(1,881)
Proceeds from issuance of ordinary shares	212,377	30,792
Proceeds from issuance of convertible redeemable preferred shares	556,356	80,663
Expense for issuance of preferred shares	(8,624)	(1,250)
Contribution from a shareholder			231,618	58,481
Net cash flows generated from financing activities	1,246,893	180,782	229,544	58,481
Net increase in cash and cash equivalents	504,862	73,198	4,824	1,541
Cash and cash equivalents at the beginning of the year	8,489	1,231	3,665	2,124
Cash and cash equivalents at the end of the year	¥ 513,351	$ 74,429	¥ 8,489	¥ 3,665